Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tactical Multi-Purpose Fund | Tactical Multi-Purpose Fund
Prospectus [Line Items]
Annual Return [Percent]	4.26%	3.90%	0.51%	(0.91%)	(0.60%)	0.30%	(0.30%)